UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 3/31/2012
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Bislett Management, LLC

Address:   200 Sheridan Avenue
           Suite 408
           Palo Alto, CA 94036


Form 13F File Number: 28-12659


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   James D. Harris
Title:  Manager
Phone:  (650) 322-7600

Signature,  Place,  and  Date  of  Signing:

/s/ James D. Harris                Palo Alto, CA                      5/3/2012
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              26

Form 13F Information Table Value Total:  $      122,568
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE




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
                                                  FORM 13F INFORMATION TABLE

           COLUMN 1               COLUMN 2    COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7      COLUMN 8
------------------------------ -------------- --------- -------- ----------------- ---------- -------- ------------------
                                                         VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER    VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS  SOLE  SHARED NONE
------------------------------ -------------- --------- -------- -------- --- ---- ---------- -------- ------ ------ ----
ALLEGHANY CORP DEL             COM            017175100     3291    10000          SOLE                 10000      0    0
BERKSHIRE HATHAWAY INC DEL     CL A           084670108     4267       35          SOLE                    35      0    0
BERKSHIRE HATHAWAY INC DEL     CL B NEW       084670702      893    11000          SOLE                 11000      0    0
CNA FINL CORP                  COM            126117100     5866   200000          SOLE                200000      0    0
COCA COLA CO                   COM            191216100     5921    80000          SOLE                 80000      0    0
COMPASS MINERALS INTL INC      COM            20451N101    10546   147000          SOLE                147000      0    0
DEUTSCHE BK AG LONDON BRH      PS CRD OIL ETN 25154K809     1517    40000          SOLE                 40000      0    0
DEVON ENERGY CORP NEW          COM            25179M103     9957   140000          SOLE                140000      0    0
EOG RES INC                    COM            26875P101     2778    25000          SOLE                 25000      0    0
EXXON MOBIL CORP               COM            30231G102     4326    49882          SOLE                 49882      0    0
GREAT LAKES DREDGE & DOCK CORP COM            390607109     1085   150300          SOLE                150300      0    0
IRON MTN INC                   COM            462846106     3715   129000          SOLE                129000      0    0
LOEWS CORP                     COM            540424108     5865   147100          SOLE                147100      0    0
MCDONALDS CORP                 COM            580135101     3237    33000          SOLE                 33000      0    0
MOBILE MINI INC                COM            60740F105     5044   238808          SOLE                238808      0    0
MOSAIC CO NEW                  COM            61945C103     7464   135000          SOLE                135000      0    0
NESTLE S A                     SPONSORED ADR  641069406     3142    50000          SOLE                 50000      0    0
PEPSICO INC                    COM            713448108     9621   145000          SOLE                145000      0    0
PIONEER NAT RES CO             COM            723787107     8369    75000          SOLE                 75000      0    0
POTASH CORP SASK INC           COM            73755L107     5940   130000          SOLE                130000      0    0
PROGRESSIVE CORP OHIO          COM            743315103     1391    60000          SOLE                 60000      0    0
RANGE RES CORP                 COM            75281A109     3198    55000          SOLE                 55000      0    0
SCRIPPS NETWORKS INTERACT INC  CL A COM       811065101      974    20000          SOLE                 20000      0    0
SPROTT RESOURCE CORP           COM            85207D103      768   190500          SOLE                190500      0    0
ULTRA PETROLEUM CORP           COM            903914109     2716   120000          SOLE                120000      0    0
YUM BRANDS INC                 COM            988498101    10677   150000          SOLE                150000      0    0


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